Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,422,000
Previously Paid Amount	0
Total Fee Amount	209.89
Total Offset Amount	0
Net Fee	$ 209.89